Contingencies, commitments and restrictions on the distribution of profits - Brazilian Concession Agreements (Details) $ in Thousands, R$ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Natal Concession Agreement
Schedule Of Commitment [Line Items]
Percentage of amount of planned investments as investment trigger of concession agreement	10.00%	10.00%
Natal Concession Agreement | Phase I Event
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	$ 11,600	R$ 65.0
Natal Concession Agreement | From the formal commencement Of Phase II until the end of the contract
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	1,200	6.5
Natal Concession Agreement | Phase II Event
Schedule Of Commitment [Line Items]
Current amount of performance bond	$ 3,400	R$ 14.2
Brasilia Concession Agreement
Schedule Of Commitment [Line Items]
Percentage of amount of planned investments as investment trigger of concession agreement	10.00%	10.00%
Performance bond upon termination of concession agreement	$ 3,400	R$ 19.1
Brasilia Concession Agreement | Phase II Event
Schedule Of Commitment [Line Items]
Amount of the Performance Bond | $	47,800
Current amount of performance bond	40,110	223.8
Brasilia Concession Agreement | Phase I B Event
Schedule Of Commitment [Line Items]
Amount of the Performance Bond | R$		266.7
Brasilia Concession Agreement | After completion of Phase I-B of the Natal Concession Agreement or at the termination of contract
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	$ 41,000	R$ 133.3